Related party transaction: (Details 1) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of related parties [Line Items]
Lease rentals paid		₨ 226,155		$ 3,077	₨ 219,529	₨ 0
Dividend paid		0		$ 0	223,602	217,880
Parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0			0	0
Sitting fees paid		0			0	0
Salaries and other short term benefits		0	[1]		0	0
Contributions to defined contribution plans		0	[1]		0	0
Share based payment transactions		0	[1]		0	0
Lease rentals paid	[2]	1,220			1,190	1,190
Dividend paid		0			137,900	133,677
Call money received						900,000
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]	0			0	0
Lease rentals payable	[2]	135			0	0
Associates [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0			0	0
Sitting fees paid		0			0	0
Salaries and other short term benefits		0	[1]		0	0
Contributions to defined contribution plans		0	[1]		0	0
Share based payment transactions		0	[1]		0	0
Lease rentals paid	[2]	0			0	0
Dividend paid		0			0	0
Call money received						0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]	0			0	0
Lease rentals payable	[2]	0			0	0
Other related parties [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0			0	0
Sitting fees paid		0			0	0
Salaries and other short term benefits		0	[1]		0	0
Contributions to defined contribution plans		0	[1]		0	0
Share based payment transactions		0	[1]		0	0
Lease rentals paid	[2]	7,160			6,713	4,535
Preference shares issued	[3]	500,000
Dividend paid		0			17,400	17,436
Advances given		0			3,000
Call money received						0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]	5,560			5,600	2,600
Lease rentals payable	[2]	710			820	563
Key management personnel of entity or parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received		300			300	300
Sitting fees paid		1,380			1,540	1,270
Salaries and other short term benefits		41,135	[1]		41,454	38,032
Contributions to defined contribution plans		1,619	[1]		1,702	1,675
Share based payment transactions		11,242	[1]		9,095	0
Lease rentals paid	[2]	0			0	0
Dividend paid		0			0	0
Call money received						0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]	0			0	0
Lease rentals payable	[2]	₨ 0			₨ 0	₨ 0

[1]	Represents salaries and other benefits of Key Management Personnel comprising of Mr. Kamal Nath - CEO (Sify Technologies Limited), Mr. M P Vijay Kumar - CFO and Mr. C R Rao - COO.
[2]	During the year 2011-12, the Group had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Group, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 75 (Rupees Seventy Five Thousand) per month. Subsequently, the Group entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 1, 2021 on a rent of ₹ 114 (Rupees One Lakh Fourteen Thousand Only) per month.
[3]	₹ 500,000 towards Cumulative non-convertible Redeemable preference shares issued from Print house (India) Private limited to Ramanand Developers private limited with the tenure of 20 years from the date of allotment which will carry a preferential dividend of 9% per annum, payable till redemption